Commitments and Contingencies Operating Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease expiration year	2029
Rent expense	$ 3,313	$ 2,418
Cost Of Revenue	18,720	$ 10,285
L3Harris Agreement [Member]
Fixed fees	358
A&R L3Harris Agreement [Member]
Revenue	16,000
Cost Of Revenue	$ 417
Percentage of share payable	30.00%